Segments	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Segment Reporting Information [Line Items]
Segments
12.	Segments

The Company’s reportable segments are Telephony Products and Puerto Rico, each of which offers different products and services or services in different geographic areas. The Telephony Products segment provides telephone products, service and support to businesses and organizations.  The Puerto Rico segment provides the sales and service of integrated communications systems, data equipment, security products and telephony billing services to Puerto Rico and the Virgin Islands.  Performance of each segment is assessed independently. During fiscal 2013, the Company disposed of its Communications Systems and Services segment and has reclassified its condensed consolidated statements of operations for the six months ended January 31, 2014 and 2013 to reflect operations of this segment as discontinued. Income from discontinued operations for the six months ended January 31, 2013 totaled $127,000, which excludes approximately $431,000 of ongoing operating costs and expenses, which were allocated to the Communications Systems and Services six months ended January 31, 2013 segment information disclosed below. For the six months ended January 31, 2014, such ongoing operating costs and expenses are included in the Telephony Products operating segment.

Segment reporting for activity as of and for the three and six months ended January 31, 2014 follows (in thousands):

	Telephony Products		Puerto Rico		Total
	3 Months	6 Months	3 Months	6 Months	3 Months	6 Months

Revenue	$2,120	$5,094	$2,513	$4,820	$4,633	$9,914
Net loss from operations	(378)	(394)	(199)	(168)	(577)	(562)
Total assets	-	10,379	-	4,277	-	14,656
Capital expenditures	2	51	11	22	13	73
Allowance for doubtful accounts	-	16	-	162	-	178
Depreciation and amortization	17	34	23	47	40	81

Segment reporting for activity as of and for the three and six months ended January 31, 2013 follows (in thousands):

	Communications
	Systems and Services		Telephony Products		Puerto Rico		Total
	3 Months	6 Months	3 Months	6 Months	3 Months	6 Months	3 Months	6 Months

Revenue	$312	$660	$2,501	$5,482	$2,428	$4,833	$5,241	$10,975
Net (loss) income from operations	(157)	(304)	(10)	140	22	119	(145)	(45)
Total assets	-	1,812	-	7,469	-	3,810	-	13,091
Capital expenditures	-	-	12	119	-	41	12	160
Allowance for doubtful accounts	-	105	-	23	-	181	-	309
Depreciation and amortization	1	3	11	21	5	19	17	43

Substantially all of the Company’s revenues are earned in the United States and the Commonwealth of Puerto Rico. Substantially all of the Company’s assets are located in the United States and the Commonwealth of Puerto Rico.

15.       Segments

The Company’s reportable segments in fiscal year 2013 are Telephony Products and Puerto Rico, each of which offers different products and services in different geographic areas. The Telephony Products segment provides telephone products, service and support to businesses and organizations. The Puerto Rico segment provides the sale and service of integrated communications systems, data equipment, security products and telephony billing services to Puerto Rico and the Virgin Islands. Performance of each segment is assessed independently. During fiscal 2013, the Company disposed of its Communications Systems and Services segment and has reclassified its consolidated statements of income for fiscal year 2013 and 2012 to reflect operations of this segment as discontinued. Income from discontinued operations for fiscal 2012 totaled $455,000, which excludes approximately $920,000 of ongoing operating costs and expenses which were allocated to the Communications Systems and Services fiscal 2012 segment information disclosed below. For fiscal 2013, such ongoing operating costs and expenses are included in the Telephony Products operating segment.

Segment reporting for activity for the fiscal year ended and balances as of July 31, 2013 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$11,129	$9,457	$20,586
Income (loss) from operations	(440)	320	(120)
Total assets	8,768	4,347	13,115
Capital expenditures	129	159	288
Allowance for doubtful accounts	123	162	285
Depreciation and amortization	49	85	134
Income tax expense	20	-	20

Segment reporting for activity for the fiscal year ended and balances as of July 31, 2012 follows (in thousands):

	Communications Systems and Services	Telephony Products	Puerto Rico	Total

Revenue	$1,826	$12,807	$7,864	$22,497
Income (loss) from operations	(465)	1,057	100	692
Total assets	2,178	7,616	3,812	13,606
Capital expenditures	-	100	132	232
Allowance for doubtful accounts	342	16	197	555
Depreciation and amortization	6	37	62	105
Income tax expense	-	20	-	20

Substantially all of the Company’s revenues are earned in the United States and the Commonwealth of Puerto Rico.

Cortelco Systems Holding Corp [Member]
Segment Reporting Information [Line Items]
Segments
9.	Segments

The Company’s reportable segments are Telephony Products and Puerto Rico, each of which offers different products and services or services a different geographic area. Telephony Products segment provides telephone products, service and support to businesses and organizations.  The Puerto Rico segment provides the sales and service of integrated communications systems, data equipment, security products and telephony billing services to Puerto Rico and the Virgin Islands.  Performance of each segment is assessed independently.

Segment reporting for activity as of and for the six months ended January 31, 2014 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$4,580	$4,820	$9,400

Net income from operations	324	(168)	156

Total Assets	7,593	4,277	11,870

Capital Expenditures	51	22	73

Allowance for doubtful accounts	16	162	178

Depreciation and amortization	32	47	79

Segment reporting for activity as of and for the six months ended January 31, 2013 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$5,450	$4,833	$10,283

Net income from operations	305	119	424

Total Assets	8,887	3,810	12,697

Capital expenditures	119	41	160

Allowance for doubtful accounts	23	181	204

Depreciation and amortization	22	19	41

Substantially all of the Company’s revenues are earned in the United States and the Commonwealth of Puerto Rico. Substantially all of the Company’s assets are located in the United States and the Commonwealth of Puerto Rico.

14.	Segments

The Company’s reportable segments are Telephony Products and Puerto Rico, each of which offers different products and services in different geographic areas. The Telephony Products segment provides telephone products, service and support to businesses and organizations. The Puerto Rico segment provides the sale and service of integrated communications systems, data equipment, security products and telephony billing services to Puerto Rico and the Virgin Islands. Performance of each segment is assessed independently.  Segment reporting for activity for the fiscal year ended and balances as of July 31, 2013 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$10,867	$9,457	$20,324
Income from operations	763	320	1,083
Total assets	8,525	4,347	12,872
Capital expenditures	129	159	288
Allowance for doubtful accounts	20	162	182
Depreciation and amortization	47	85	132
Income tax expense	205	-	205

Segment reporting for activity for the fiscal year ended and balances as of July 31, 2012 follows (in thousands):

	Telephony Products	Puerto Rico	Total

Revenue	$12,807	$7,864	$20,324
Income from operations	1,057	100	1,157
Total assets	8,933	3,812	12,745
Capital expenditures	101	131	232
Allowance for doubtful accounts	16	197	213
Depreciation and amortization	33	64	97
Income tax expense	319	-	319

Substantially all of the Company’s revenues are earned in the United States and the Commonwealth of Puerto Rico.